Schedule of property plant and equipment (Details)	12 Months Ended
Mar. 31, 2026
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Renovation [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Renovation [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Laboratory [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Aircraft [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Aircraft [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Mobile device [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Mobile device [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Laboratory Equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Laboratory Equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Computer and ICT [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Computer and ICT [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Signboard [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%